UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file Number 811-612

                    Value Line Income And Growth Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                    220 East 42nd Street, New York, NY 10017
                    ----------------------------------------

                               David T. Henigson
                    ---------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-907-1500

                   Date of fiscal year end: December 31, 2005

                    Date of reporting period: March 31, 2005

Item 1: Schedule of Investments.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)                                            March 31, 2005
---------------------------------------------------------------------------------------------

                                                                                   Value
Shares                                                                         (in thousands)
---------------------------------------------------------------------------------------------

COMMON STOCKS (57.0%)

                      AEROSPACE/DEFENSE (1.6%)

             12,000   Alliant Techsystems, Inc.*                              $          857
             25,000   Empresa Brasileira de Aeronautica S.A. (ADR)                       782
             10,000   L-3 Communications Holdings, Inc.                                  710
             15,000   Lockheed Martin Corp.                                              916
             12,000   Raytheon Co.                                                       464
                                                                              ---------------
                                                                                       3,729

                      APPAREL (0.8%)
             25,000   Kellwood Co.                                                       720
             20,000   Liz Claiborne, Inc.                                                803
             30,000   Tommy Hilfiger Corp.*                                              351
                                                                              ---------------
                                                                                       1,874

                      AUTO & TRUCK (0.0%)
             10,000   China Yuchai International Ltd.*                                    84

                      AUTO PARTS (0.8%)
             20,000   Autoliv, Inc.                                                      953
             12,000   BorgWarner, Inc.                                                   584
             16,000   Superior Industries International, Inc.                            422
                                                                              ---------------
                                                                                       1,959

                      BANK (1.9%)
             32,000   ICICI Bank Ltd. (ADR)                                              663
             22,000   KeyCorp                                                            714
             20,000   PNC Financial Services Group, Inc.                               1,030
             19,753   Regions Financial Corp.                                            640
             15,000   SunTrust Banks, Inc.                                             1,081
             12,250   TD Banknorth, Inc.*                                                383
                                                                              ---------------
                                                                                       4,511

                      BANK - CANADIAN (0.1%)
              5,877   Toronto-Dominion Bank (The)                                        243


                      BANK - MIDWEST (0.4%)
             35,000   U.S. Bancorp                                                     1,009

                      BEVERAGE - SOFT
                         DRINK (0.5%)
             27,500   Cadbury Schweppes PLC (ADR)                                      1,119

                      BIOTECHNOLOGY (0.0%)
             35,000   Savient Pharmaceuticals, Inc.*                                      96

                      CANADIAN ENERGY (0.5%)
             18,000   EnCana Corp                                                      1,268

                      CEMENT &
                         AGGREGATES (0.4%)
             25,000   Cemex S.A. de C.V. (ADR)                                           906

                      CHEMICAL - BASIC (0.7%)
             16,000   Dow Chemical Co. (The)                                             797
             16,000   E. I. du Pont de Nemours & Co.                                     820
                                                                              ---------------
                                                                                       1,617

                      CHEMICAL -
                         DIVERSIFIED (0.5%)
             20,000   Cabot Corp.                                                        669
             22,000   Pall Corp.                                                         597
                                                                              ---------------
                                                                                       1,266

                      CHEMICAL -
                         SPECIALITY (1.0%)
             24,000   Agrium, Inc.                                                       438
             12,000   Avery Dennison Corp.                                               743
             24,000   Hercules, Inc.*                                                    347
             20,000   Lubrizol Corp. (The)                                               813
                                                                              ---------------
                                                                                       2,341

                      COAL (0.1%)
             20,000   Mosaic Co. (The)*                                                  341

                      COMPUTER &
                         PERIPHERALS (0.9%)
             25,000   Hewlett-Packard Co.                                                548
             40,000   LaserCard Corp.*                                                   199
             40,000   Lexar Media, Inc.*                                                 199
             15,000   Mercury Computer Systems, Inc.*                                    414
             35,000   MRV Communications, Inc.*                                          113
             35,000   Quantum Corp.*                                                     102
             20,000   Silicon Graphics, Inc.*                                             24
             20,000   Silicon Storage Technology, Inc.*                                   74
             30,000   3Com Corp.*                                                        107
             35,000   Unisys Corp.*                                                      247
                                                                              ---------------
                                                                                       2,027

                      COMPUTER SOFTWARE &
                         SERVICES (1.7%)
             10,000   Affiliated Computer Services, Inc. Class "A"*                      532
             15,000   Computer Sciences Corp.*                                           688

             25,000   Compuware Corp.*                                                   180
             24,000   Fair Isaac Corp.                                                   827
             50,000   Microsoft Corp.                                                  1,208
             20,000   Novell, Inc.*                                                      119
             25,000   RSA Security, Inc.*                                                396
             15,000   Siebel Systems, Inc.*                                              137
                                                                              ---------------
                                                                                       4,087

                      DIVERSIFIED
                         COMPANIES (0.4%)
             12,000   Teleflex, Inc.                                                     614
             15,000   McDermott International, Inc.*                                     284
                                                                              ---------------
                                                                                         898

                      DRUG (2.7%)
             35,000   Elan Corp. PLC (ADR)*                                              113
             20,000   Immucor, Inc.*                                                     604
             40,000   Mylan Laboratories, Inc.                                           709
             40,000   Pfizer, Inc.                                                     1,051
             20,000   Pharmaceutical Product Development, Inc.*                          969
             35,000   Sanofi-Aventis (ADR)                                             1,482
             25,000   Serono S.A. (ADR)                                                  454
             30,000   Watson Pharmaceuticals, Inc.*                                      922
                                                                              ---------------
                                                                                       6,304

                      E-COMMERCE (0.1%)
             20,000   Interwoven, Inc.*                                                  156

                      EDUCATIONAL
                         SERVICES (0.2%)
             30,000   Corinthian Colleges, Inc.*                                         472

                      ELECTRICAL
                         EQUIPMENT (0.3%)
             20,000   Thomas & Betts Corp.*                                              646

                      ELECTRICAL UTILITY -
                         CENTRAL (0.5%)
             20,000   American Electric Power Company, Inc.                              681
             21,000   Westar Energy, Inc.                                                454
                                                                              ---------------
                                                                                       1,135

                      ELECTRICAL UTILITY -
                         EAST (1.9%)
             16,000   Dominion Resources, Inc.                                         1,191
             30,000   Exelon Corp.                                                     1,377
             20,000   Pepco Holdings, Inc.                                               420
             15,000   PPL Corp.                                                          810
             14,000   Progress Energy, Inc.                                              587
                                                                              ---------------
                                                                                       4,385

                      ELECTRICAL UTILITY -
                         WEST (0.3%)
             40,000   Xcel Energy, Inc.                                                  687

                      ELECTRONICS (1.3%)
             25,000   Avnet, Inc.*                                                       460
             12,000   Bookham, Inc.*                                                      38
             40,000   Cubic Corp.                                                        758
             17,000   Fargo Electronics*                                                 249
             35,000   MEMC Electronic Materials, Inc.*                                   471
             30,000   Paxar Corp.*                                                       640
             20,000   Titan Corp. (The)*                                                 363
             45,000   Valence Technology, Inc.*                                          138
                                                                              ---------------
                                                                                       3,117

                      ENTERTAINMENT (0.5%)
             30,000   IAC/InterActiveCorp*                                               668
             50,000   Liberty Media Corp. Class "A"*                                     518
                                                                              ---------------
                                                                                       1,186

                      ENVIRONMENTAL (0.2%)
             20,000   Waste Management, Inc.                                             577

                      FINANCIAL SERVICES - DIVERSIFIED (1.5%)
             16,000   Arthur J. Gallagher & Co.                                          461
             30,000   Citigroup, Inc.                                                  1,348
             15,000   Loews Corp.                                                      1,103
             15,000   Principal Financial Group, Inc.                                    577
                                                                              ---------------
                                                                                       3,489

                      FOOD PROCESSING (2.6%)
             20,000   Archer-Daniels-Midland Co.*                                        492
             10,000   Bunge Ltd.                                                         539
             25,000   Chiquita Brands International, Inc.                                669
             25,000   ConAgra Foods, Inc.                                                675
             20,000   Dean Foods Co.*                                                    686
             12,000   General Mills, Inc.                                                590
             15,000   Hormel Foods Corp.                                                 467
             30,000   Sara Lee Corp.                                                     665
             20,000   Smithfield Foods, Inc.*                                            631
             15,000   Unilever PLC (ADR)                                                 600
                                                                              ---------------
                                                                                       6,014

                      FOREIGN
                         ELECTRONICS (0.3%)
             15,000   CANON, Inc. (ADR)                                                  804

                      FOREIGN
                         TELECOMMUNICATIONS (1.8%)
             20,000   BCE, Inc.                                                          500
             12,000   NTT DoCoMo, Inc. (ADR)                                             201
             30,000   TDC A/S (ADR)                                                      630

             20,000   Telecom Corp. of New Zealand Ltd. (ADR)                            693
             35,000   Telefonos de Mexico S.A. de C.V. (ADR) Series "L"                1,208
             40,000   Vodafone Group PLC (ADR)                                         1,062
                                                                              ---------------
                                                                                       4,294

                      HEALTHCARE INFORMATION
                         SYSTEMS (0.5%)
             27,000   Applera Corp.-Celera Genomics Group*                               277
             16,000   Cerner Corp.*                                                      840
                                                                              ---------------
                                                                                       1,117

                      HOUSEHOLD
                         PRODUCTS (0.1%)
             15,000   Newell Rubbermaid, Inc.                                            329

                      INDUSTRIAL SERVICES (0.4%)
             25,000   Convergys Corp.*                                                   373
             25,000   Sabre Holdings Corp. Class "A"                                     547
                                                                              ---------------
                                                                                         920

                      INFORMATION
                         SERVICES (0.4%)
             25,000   ProQuest Co.*                                                      904

                      INSURANCE - LIFE (1.1%)
             25,000   Lincoln National Corp.                                           1,129
             25,000   MetLife, Inc.                                                      977
             25,000   UnumProvident Corp.*                                               426
                                                                              ---------------
                                                                                       2,532

                      INSURANCE - PROPERTY &
                         CASUALTY (2.4%)
             39,000   American Financial Group, Inc.                                   1,201
             16,000   Aspen Insurance Holdings Ltd.                                      403
             10,000   Berkley (W.R.) Corp.                                               496
             20,000   HCC Insurance Holdings, Inc.                                       723
             20,000   Montpelier Re Holdings Ltd.                                        703
             15,000   PartnerRe Ltd.                                                     969
             16,000   SAFECO Corp.                                                       779
             25,000   21st Century Insurance Group                                       349
                                                                              ---------------
                                                                                       5,623

                      MACHINERY (1.5%)
             35,000   AGCO Corp.*                                                        639
             20,000   Briggs & Stratton Corp.                                            728
             20,000   Flowserve Corp.*                                                   517
             22,000   Lincoln Electronics Holdings, Inc.                                 662
             15,000   Snap-on, Inc.                                                      477
             10,000   York International Corp.                                           392
                                                                              ---------------
                                                                                       3,415

                      MARITIME (0.6%)
             20,000   OMI Corp.                                                          383
             20,000   Teekay Shipping Corp.                                              899
                                                                              ---------------
                                                                                       1,282

                      MEDICAL SERVICES (1.2%)
             20,000   Health Net, Inc.*                                                  654
             20,000   Laboratory Corp. of America Holdings*                              964
              5,000   LifePoint Hospitals, Inc.*                                         219
             15,000   Lincare Holdings, Inc.*                                            663
             26,000   PSS World Medical, Inc.*                                           296
                                                                              ---------------
                                                                                       2,796

                      MEDICAL SUPPLIES (2.1%)
             12,000   Becton, Dickinson & Co.                                            701
             12,000   Bio-Rad Laboratories, Inc. Class "A"*                              585
             12,000   Biomet, Inc.                                                       436
             20,000   Closure Medical Corp.*                                             534
             20,000   Johnson & Johnson                                                1,343
             24,000   PolyMedica Corp.                                                   762
             24,000   STERIS Corp.*                                                      606
                                                                              ---------------
                                                                                       4,967

                      METALS FABRICATING (0.2%)
             25,000   Shaw Group, Inc. (The)*                                            545

                      METALS & MINING -
                         DIVERSIFIED (1.0%)
             11,000   Alliance Resource Partners, L.P.                                   707
             24,000   BHP Billiton Ltd. (ADR)                                            672
             15,000   Inco Ltd.*                                                         597
             25,000   USEC, Inc.                                                         407
                                                                              ---------------
                                                                                       2,383

                      NATURAL GAS  -
                         DISTRIBUTION (0.2%)
             21,000   Ferrellgas Partners, L.P.                                          445

                      NATURAL GAS -
                         DIVERSIFIED (1.3%)
             32,000   Devon Energy Corp.                                               1,528
             20,000   National Fuel Gas Co.                                              572
             32,000   Vintage Petroleum, Inc.                                          1,007
                                                                              ---------------
                                                                                       3,107

                      NEWSPAPER (0.3%)
             40,000   News Corp. Class "B"                                               704

                      OFFICE EQUIPMENT &
                         SUPPLIES (0.7%)
             30,000   Diebold, Inc.                                                    1,646

                      OILFIELD
                         SERVICES/EQUIPMENT (0.7%)
             30,000   Offshore Logistics, Inc.*                                        1,000
              5,000   Plains All American Pipeline, L.P.                                 194
             25,000   Superior Energy Services, Inc.*                                    430
                                                                              ---------------
                                                                                       1,624

                      PACKAGING &
                         CONTAINER (0.4%)
             10,000   American Greetings Corp. Class "A"                                 255
             20,000   Sonoco Products Co.                                                577
                                                                              ---------------
                                                                                         832

                      PETROLEUM -
                         INTEGRATED (2.9%)
             25,000   ChevronTexaco Corp.                                              1,458
              8,000   Kerr-McGee Corp.                                                   627
             25,000   Marathon Oil Corp.                                               1,173
              5,000   PetroChina Co., Ltd. (ADR)                                         316
             30,000   Petroleo Brasileiro S.A. - Petrobras (ADR)                       1,325
             18,000   Premcor, Inc.                                                    1,074
             10,000   Valero Energy Corp.                                                733
                                                                              ---------------
                                                                                       6,706
                      PETROLEUM -
                         PRODUCING (1.6%)
             12,000   Anadarko Petroleum Corp.                                           913
             16,000   Burlington Resources, Inc.                                         801
             20,000   Canadian Natural Resources Ltd.                                  1,136
              5,000   Energy Partners Ltd.*                                              130
              6,000   Precision Drilling Corp.*                                          448
             10,000   Suncor Energy, Inc.                                                402
                                                                              ---------------
                                                                                       3,830

                      PHARMACY SERVICES (0.3%)
             20,000   Omnicare, Inc.                                                     709

                      PRECIOUS METALS (1.5%)
             30,000   Agnico-Eagle Mines Ltd.                                            437
             25,000   AngloGold Ashanti Ltd. (ADR)                                       861
             70,000   Coeur d'Alene Mines Corp.*                                         257
             55,000   Harmony Gold Mining Company Ltd. (ADR)                             429
             20,000   Newmont Mining Corp.                                               845
             70,000   Stillwater Mining Co.*                                             690
                                                                              ---------------
                                                                                       3,519

                      PRECISION
                         INSTRUMENT (0.3%)
             20,000   Mechanical Technology, Inc.*                                        88
             30,000   OSI Systems, Inc.*                                                 525
             15,000   RAE Systems, Inc.*                                                  46
                                                                              ---------------
                                                                                         659

                      PUBLISHING (0.3%)
             20,160   Donnelley (R.R.) & Sons Co.                                        637

                      R.E.I.T. (0.9%)
             40,000   Crescent Real Estate Equities Co.                                  654
             80,000   GMH Communities Trust                                              937
             30,000   Pengrowth Energy Trust Class "A"                                   600
                                                                              ---------------
                                                                                       2,191

                      RAILROAD (1.9%)
             12,000   Canadian National Railway Co.                                      760
             24,000   Canadian Pacific Railway Ltd.                                      863
             20,000   CSX Corp.                                                          833
             30,000   Norfolk Southern Corp.                                           1,112
             12,000   Union Pacific Corp.                                                836
                                                                              ---------------
                                                                                       4,404

                      RECREATION (0.1%)
             19,000   Sunterra Corp.*                                                    287

                      RESTAURANT (0.3%)
             15,000   CBRL Group, Inc.                                                   620

                      RETAIL - SPECIAL
                         LINES (1.5%)
             10,000   Bed Bath & Beyond, Inc.*                                           365
             20,000   Cato Corp. (The) Class "A"                                         645
             30,000   Claire's Stores, Inc.                                              691
             22,000   Linens 'n Things, Inc.*                                            546
             25,000   NBTY, Inc.*                                                        627
             25,000   TJX Companies, Inc. (The)                                          616
                                                                              ---------------
                                                                                       3,490

                      SEMICONDUCTOR (0.2%)
             28,000   Anadigics, Inc.*                                                    40
             27,000   O2Micro International Ltd.*                                        278
             45,000   Vitesse Semiconductor Corp.*                                       121
                                                                              ---------------
                                                                                         439

                      SEMICONDUCTOR/
                         CAP EQUIPMENT (0.3%)
             40,000   Applied Materials, Inc.*                                           650

                      SHOE (1.1%)
             25,000   Brown Shoe Company, Inc.                                           857
             25,000   Genesco, Inc.*                                                     711
             20,000   Reebok International Ltd.                                          886
                                                                              ---------------
                                                                                       2,454

                      TELECOMMUNICATIONS
                         EQUIPMENT (0.6%)
             30,000   Cisco Systems, Inc.*                                               537
             35,000   Harmonic, Inc.*                                                    335
             35,000   Polycom, Inc.*                                                     593
                                                                              ---------------
                                                                                       1,465

                      TELECOMMUNICATION
                         SERVICES (0.2%)
             45,000   Telkonet, Inc.*                                                    176
             20,000   Turkcell Iletisim Hizmetleri A/S (ADR)                             342
                                                                              ---------------
                                                                                         518

                      TRUCKING (0.2%)
             10,000   Ryder System, Inc.                                                 417

                      UTILITY - FOREIGN (0.3%)
             25,000   Scottish Power PLC (ADR)                                           780

                      WATER UTILITY (0.6%)
             25,000   American States Water Co.                                          633
             20,100   California Water Service Group                                     671
                                                                              ---------------
                                                                                       1,304
                      WIRELESS
                         NETWORKING (0.3%)
             45,000   Alvarion Ltd.*                                                     432
             25,000   Powerwave Technologies, Inc.*                                      194
                                                                              ---------------
                                                                                         626
                                                                              ---------------
                      TOTAL COMMON STOCKS
                         (Cost $108,667,000)                                         133,517
                                                                              ---------------

PREFERRED STOCKS (1.5%)

                      BEVERAGE -
                         ALCOHOLIC (0.3%)
             20,000   Constellation Brands, Inc. 5.75%, Series "A" Conv. Pfd.            808

                      INSURANCE - LIFE (0.2%)
             15,000   UnumProvident Corp. 8.25% Adj. Conv. Unit                          509

                      MEDICAL SUPPLIES (0.2%)
             10,000   Baxter International, Inc. 7.0%,
                         Conv. Unit                                                      539

                      R.E.I.T. (0.3%)
             30,000   Health Care REIT, Inc. 7.625%, Series "F" Pfd.                     750

                      SECURITIES
                         BROKERAGE (0.4%)
             40,000   Lehman Brothers Holdings, Inc. Floating Rate,
                         Series "G", Pfd.                                              1,009
                                                                              ---------------
                      TOTAL PREFERRED STOCKS
                         (Cost $3,285,000)                                             3,615
                                                                              ---------------

      Principal                                                                       Value
       Amount                                                                (in thousands except
   (in thousands)                                                              per share amounts)
--------------------                                                          -------------------
CORPORATE BONDS & NOTES (13.3%)

                      AIR TRANSPORT (0.6%)
              1,500   ExpressJet Holdings, Inc. Sr. Conv. Guaranteed
                         Notes, 4.25%, 8/1/23                                          1,376

                      AUTO & TRUCK (0.4%)
              1,000   Navistar Financial Corp. 4.75% Conv. Notes, 4/1/09                 998

                      CABLE TV (0.5%)
              1,250   Mediacom Communications, Inc. 5.25%, Class "A",
                         Senior  Conv. Notes, 7/1/06                                   1,228

                      CHEMICAL -
                         SPECIALITY (0.5%)
              1,175   Lubrizol Corp. (The)  6.875%, Sub. Conv.
                         Notes, 6/15/07                                                1,208

                      COMPUTER SOFTWARE &
                         SERVICES (0.2%)
                500   Mentor Graphics Corp. 6.875%, Sub. Conv.
                         Notes, 6/15/07                                                  515

                      DRUG (0.2%)
                500   Enzon Pharmaceuticals, Inc. 4.50%, Sub.
                         Conv. Notes, 7/1/08 449

                      ELECTRICAL
                         EQUIPMENT (0.6%)
              1,250   Thomas & Betts Corp. 6.39%, Notes, 2/10/09                       1,291

                      ELECTRONICS (0.2%)
              1,000   Celestica, Inc. Zero Coupon, Conv. Notes, 8/1/20                   561

                      ENTERTAINMENT (0.7%)
              1,500   Liberty Media Corp. 7.875%, Series "A", 7/15/09                  1,624

                      FINANCIAL SERVICES (2.1%)
              1,000   BISYS Group, Inc. (The) 4.0%, Sub. Conv. Notes, 3/15/06            989
              1,000   IOS Capital, Inc. 7.25%, Senior Notes, 6/30/08                   1,039
              3,000   SLM Corp. Floating Rate Notes 4.59%,** 4/1/14                    2,886
                                                                              ---------------
                                                                                       4,914

                      FOOD PROCESSING (0.4%)
              1,000   Sensient Technologies Corp. 6.50%, 4/1/09                        1,025

                      GROCERY (0.8%)
              1,000   Delhaize America, Inc. 7.375%, Sub. Guaranteed
                         Notes, 4/15/06                                                1,029
              1,000   Wild Oats Markets, Inc. 3.25% Senior Notes, 5/15/34 (1)            925
                                                                              ---------------
                                                                                       1,954

                      HOTEL/GAMING (0.4%)
              1,000   Caesars Entertainment, Inc. 7.875%, Senior
                         Sub. Notes, 12/15/05                                          1,021

                      INDUSTRIAL SERVICES (0.4%)
              1,000   Quanta Services, Inc. 4.0%, Sub. Conv. Notes, 7/1/07               944

                      INSURANCE - LIFE (1.3%)
              3,000   Principal Life Income Funding Trust Floating
                         Rate Notes, 4.85%, ** 4/1/16                                  2,940

                      OILFIELD
                         SERVICES/EQUIPMENT (0.2%)
                500   Pemex Project Funding Master Trust 7.375%,
                         Guaranteed notes, 12/15/14                                      535

                      PRECISION
                         INSTRUMENT (0.4%)
              1,000   Agilent Technologies, Inc. 3.0%, Series "A" Conv.
                         Debentures (3.0% to 6/16/03; Resets thereafter), 12/1/21        982

                      RETAIL AUTOMOTIVE (0.1%)
                300   Pep Boys-Manny, Moe & Jack (The)
                         4.25%, Conv. Note, 6/1/07                                       304

                      RETAIL STORE (1.4%)
              1,000   Dollar General Corp. 8.625%, Senior Guaranteed
                         Notes, 6/15/10                                                1,133
              2,000   JC Penney Company, Inc. 7.375%, Notes, 8/15/08                   2,030
                                                                              ---------------
                                                                                       3,163

                      SECURITIES
                         BROKERAGE (0.8%)
              2,000   Bear Stearns Companies, Inc. (The), Floating Rate
                         Notes, 4.80%,** 4/10/14                                       1,954

                      SEMICONDUCTOR (0.4%)
              1,000   Advanced Energy Industries, Inc. 5.0%,
                         Sub. Conv. Notes, 9/1/06                                        981

                      TRUCKING (0.5%)
              1,000   Roadway Corp. 8.25%, Notes, 12/1/08                              1,099
                                                                              ---------------

                      TOTAL CORPORATE BONDS &
                         NOTES
                         (Cost $30,915,000)                                           31,066
                                                                              ---------------

U.S. GOVERNMENT AGENCY
    OBLIGATIONS (10.0%)

              3,000   Federal Home Loan Bank Bonds,
                         3.50%, 8/15/06                                                2,986
              2,000   Federal Home Loan Bank Bonds,
                         4.00%, 3/10/08                                                1,983
              4,000   Federal Home Loan Bank Bonds,
                         5.00%, 3/10/10                                                4,039
              2,000   Federal Home Loan Bank Bonds,
                         3.50%, 3/2/07                                                 1,983
              2,000   Federal Home Loan Bank Bonds,
                         3.00%, 3/30/11                                                1,991
              3,000   Federal Home Loan Bank Bonds,
                         3.05%, 11/9/07                                                2,960
              3,000   Federal Home Loan Bank Bonds,
                         4.08%, 5/19/09                                                2,965
              2,000   Federal Home Loan Bank Bonds,
                         3.50%, 2/28/07                                                1,983
              2,000   Federal Home Loan Bank Bonds,
                         3.33%, 12/20/06                                               1,980
              4,000   Federal Home Loan Mortgage Corp.,
                         5.00%, 2/15/26 (IO)                                             679
                                                                              ---------------

                      TOTAL U.S. GOVERNMENT
                         AGENCY OBLIGATIONS
                         (Cost $23,766,000)                                           23,549
                                                                              ---------------

                      TOTAL INVESTMENT SECURITIES (81.8%)
                         (Cost $166,633,000)                                         191,747
                                                                              ---------------

SHORT-TERM INVESTMENTS (17.5%)

                      CORPORATE BOND (6.4%)
             10,000   Federal Home Loan Bank
                         Zero Coupon, Discount Notes, 4/8/05                           9,995

              5,000   Nelnet Student Loan Corp.
                         Series 2004-2A Class A5C Floating
                         Rate Bond, 3.22%**, 4/29/05                                   5,000
                                                                              ---------------

                      TOTAL CORPORATE BOND
                         (Cost $14,995,000)                                           14,995
                                                                              ---------------

                      REPURCHASE AGREEMENT*** (11.1%)
                         (including accrued interest)
              9,200   Collateralized by $8,600,000 U.S. Treasury
                         Bonds 5.50%, due 8/15/28, with a value
                         of $9,385,804 (with UBS Warburg LLC, 2.50%, dated
                         3/31/05, due 4/1/05, delivery value
                         $9,200,639) (including accrued interest)                      9,201

              8,700   Collateralized by $6,555,000 U.S. Treasury
                         Notes 7.625%, due 2/15/25, with a value
                         of $8,872,105 (with Morgan Stanley & Co., Inc.,
                         2.40%, dated 3/31/05, due 4/1/05, delivery value
                         $8,700,580)                                                   8,701
              8,000   Collateralized by $7,915,000 U.S. Treasury
                         Notes 4.75%, due 5/15/14, with a value
                         of $8,194,758 (with State Street Bank & Trust,
                         2.40%, dated 3/31/05, due 4/1/05, delivery value
                         $8,000,533)                                                   8,001
                                                                              ---------------

                      TOTAL REPURCHASE AGREEMENT
                         (Cost $25,903,000)                                           25,903
                                                                              ---------------

                      TOTAL SHORT-TERM INVESTMENTS
                         (Cost $40,898,000)                                           40,898
                                                                              ---------------

CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES (0.7%)                                                  $      1,576
                                                                              ===============

NET ASSETS (100.0%)                                                             $    234,221
                                                                              ===============

NET ASSET VALUE, OFFERING AND REDEPMTION
   PRICE PER OUTSTANDING SHARE
   ($234,220,861 / 28,084,226 shares outstanding)                               $       8.34
                                                                              ===============

Glossary:
(ADR) American Depositary Receipts.
  * Non-income producing.
 ** Rate at 3/31/05. Floating Rate changes monthly.
*** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(1) 144A Security.
(IO) Interest Only Security.


The Fund's unrealized appreciation/depreciation as of March 31, 2005 was as follows:

                                                                  Total Net
                                                                 Unrealized
    Total Cost       Appreciation           Depreciation        Appreciation
--------------------------------------------------------------------------------
  $ 207,531,000       $28,100,000           $(2,986,000)        $25,114,000
--------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act (17 CFR 270.30a-3(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         ------------------------------
         Jean B. Buttner, President

Date:    05/26/2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer


By:      /s/ David T. Henison
         ---------------------------------------------
         David T. Henigson, Vice President, Treasurer,
         Principal Financial Officer

Date:    05/26/2005
         -------------------